Derivative Financial Instruments - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 3,382,574	¥ 3,885,271	¥ 3,885,271
Liabilities	3,051,773	¥ 3,498,016	3,498,016
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	916,181,983		801,583,625
Assets	2,991,127		3,301,647
Liabilities	2,533,990		3,052,357
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	779,291,352		676,464,541
Assets	1,738,231		1,771,745
Liabilities	1,484,122		1,639,850
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	63,332,406		78,295,049
Assets	44,812		28,689
Liabilities	46,428		28,871
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	134,733,142		66,989,307
Assets	24,131		4,538
Liabilities	2,593		722
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	54,486,370		25,030,851
Assets	642		274
Liabilities	939		994
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	444,347,278		429,498,805
Assets	1,561,977		1,651,945
Liabilities	1,290,977		1,500,361
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	82,392,156		76,650,529
Assets	106,669		86,299
Liabilities	143,185		108,902
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	132,054,681		120,282,459
Assets	1,167,833		1,439,993
Liabilities	935,956		1,293,900
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,942		689
Assets	22
Liabilities			19
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	79,268,300		74,380,475
Assets	488,211		759,993
Liabilities	415,097		708,645
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	46,014,820		39,668,889
Assets	594,144		577,350
Liabilities	441,257		490,014
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,767,619		6,232,406
Assets	85,456		102,650
Liabilities	79,602		95,222
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,048,195		3,354,789
Assets	61,761		71,344
Liabilities	96,140		105,194
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	933,068		829,262
Assets	4,418		5,946
Liabilities	2,313		9,747
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,259,343		1,779,546
Assets	29,384		42,209
Liabilities	56,854		68,341
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts			7,564
Assets			745
Liabilities			208
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	119,145		77,015
Assets	654		186
Liabilities	8,477		8,171
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	736,639		661,402
Assets	27,305		22,258
Liabilities	28,496		18,727
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	225,655		161,539
Assets	7,517		6,516
Liabilities	5,848		4,948
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	28,823		20,902
Assets	445		402
Liabilities	415		464
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	183,117		128,467
Assets	7,006		6,052
Liabilities	5,019		3,974
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,715		12,170
Assets	66		62
Liabilities	414		510
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,562,100		1,320,297
Assets	15,785		12,049
Liabilities	11,924		8,465
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	62,001,135		77,539,041
Assets	391,447		583,624
Liabilities	517,783		445,659
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	51,692,181		69,550,646
Assets	270,514		300,376
Liabilities	340,931		333,182
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,220,000		18,269,263
Assets			5,534
Liabilities	149		1,167
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	49,315,116		51,131,039
Assets	267,094		294,842
Liabilities	340,752		329,446
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	157,065		150,344
Assets	3,420
Liabilities	30		2,569
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,260,443		7,986,176
Assets	119,077		283,248
Liabilities	176,822		112,322
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,246,274		1,866,249
Assets	18,370		49,440
Liabilities	57,069		24,929
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,014,169		6,119,927
Assets	100,707		233,808
Liabilities	119,753		87,393
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	48,511		2,219
Assets	1,856
Liabilities	30		155
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	48,511		2,219
Assets	1,856
Liabilities	¥ 30		¥ 155